Prepaid Expenses and Other Current Assets, Net	12 Months Ended
May 31, 2019
Text Block [Abstract]
Prepaid Expenses and Other Current Assets, Net
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2018	2019
	US$	US$
Prepaid rent	56,531	52,794
Advances to suppliers	43,913	45,665
Interest receivable	23,647	23,856
Receivable from exercise of options/NES	7,300	18,287
Staff advances (a)	9,544	14,811
Receivable from third parties’ platforms	5,967	9,831
Rental deposits	10,953	9,539
Prepaid advertising fees	6,917	4,564
Deposits of advertising and decoration	3,342	3,020
VAT recoverable	3,493	2,297
Prepaid property taxes and other taxes	212	455
Others (b)	11,190	14,806
	183,009	199,925
Less: allowance for other receivables	(914)	(248)

	182,095	199,677

(a)	Staff advances were provided to staff for traveling and related use and are expensed as incurred.
(b)	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.